Summary Of Accounting Policies (Schedule Of Depreciable Lives Used For Principal Depreciable Asset Classifications) (Detail)	12 Months Ended
Dec. 31, 2012
American Jet Aircraft And Engines [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life - Minimum (in years)	20
Depreciable Life - Maximum (in years)	30
Other Regional Aircraft And Engines [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life - Minimum (in years)	16
Depreciable Life - Maximum (in years)	20
Major Rotable Parts, Avionics And Assemblies [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Life of equipment to which applicable
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of remaining lease term or expected useful life
Buildings And Improvements (Principally On Leased Land) [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life - Minimum (in years)	5
Depreciable Life - Maximum (in years)	30
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life - Minimum (in years)	3
Depreciable Life - Maximum (in years)	10
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life - Minimum (in years)	5
Depreciable Life - Maximum (in years)	10